Investments: Realized Gain (Loss) on Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Debt Securities, Gross gains on sales		$ 4,319	$ 119
Debt Securities, Net realized investment gains		$ 4,319	$ 119